Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($)(1) (2)		Compensation Actually Paid to PEO ($)(2) (3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($, in thousands)(7)	Adjusted Non-GAAP Earnings Per Share ($)(8)
							Total Shareholder Return	Peer Group Total Shareholder Return(6)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	PEO – 1	PEO – 2	PEO – 1	PEO – 2
2023	8,417,336	n.a.	4,548,601	n.a.	1,419,965	291,225	152.90	143.47	788,778	38.26
2022	6,334,219	n.a.	4,494,002	n.a.	1,513,138	1,143,340	182.21	152.08	872,502	39.39
2021	11,850,385	760,178	15,607,029	17,145,953	1,922,353	4,256,302	213.95	194.05	768,985	33.61
2020	n.a.	6,419,153	n.a.	17,892,910	1,715,889	3,145,756	143.67	139.57	602,739	25.57

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
(3)	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.

The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2023	8,417,336	6,905,316	8,146,190	(4,993,028)	(116,581)	4,548,601

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022 and 2023, Richard Wong is also an NEO.
(5)	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.

The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,419,965	900,071	1,069,973	(1,229,714)	(68,928)	291,225
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
(7)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.

Named Executive Officers, Footnote [Text Block]				The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022 and 2023, Richard Wong is also an NEO.
Peer Group Issuers, Footnote [Text Block]				Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
Adjustment To PEO Compensation, Footnote [Text Block]

The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Year End Fair Value of Equity Awards Granted ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
PEO – 1
2023	8,417,336	6,905,316	8,146,190	(4,993,028)	(116,581)	4,548,601

Non-PEO NEO Average Total Compensation Amount	[1]			$ 1,419,965	$ 1,513,138	$ 1,922,353	$ 1,715,889
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 291,225	1,143,340	4,256,302	3,145,756
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following, as shown in the table below:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Year End Fair Value of Equity Awards Granted ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,419,965	900,071	1,069,973	(1,229,714)	(68,928)	291,225

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]				Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]				Compensation Actually Paid and Adjusted non-GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart describes the relationship between our TSR and that of our peer group: the SIC Code 3826 Index – Laboratory Analytical Instruments, assuming an investment of $100.00 on December 31, 2019.

Tabular List [Table Text Block]

Most Important Measures for Determining NEO Pay
Non-GAAP earnings per share
Net cash flow
Group sales at budgeted currency rates
Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index

Total Shareholder Return Amount				$ 152.90	182.21	213.95	143.67
Peer Group Total Shareholder Return Amount	[3]			143.47	152.08	194.05	139.57
Net Income (Loss) Attributable to Parent	[4]			$ 788,778,000	$ 872,502,000	$ 768,985,000	$ 602,739,000
Company Selected Measure Amount	[5]			38.26	39.39	33.61	25.57
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Non-GAAP earnings per share
Non-GAAP Measure Description [Text Block]				While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Net cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Group sales at budgeted currency rates
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Total shareholder return relative to the S&P 500 Healthcare Index and the S&P 500 Industrials Index
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 900,071
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,069,973
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,229,714)
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(68,928)
PEO 1
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]			8,417,336	$ 6,334,219	$ 11,850,385
PEO Actually Paid Compensation Amount	[6],[8]			$ 4,548,601	$ 4,494,002	15,607,029
PEO Name			Patrick Kaltenbach	Patrick Kaltenbach	Patrick Kaltenbach
PEO 1 | PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 6,905,316
PEO 1 | PEO [Member] | Year End Fair Value of Equity Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,146,190
PEO 1 | PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,993,028)
PEO 1 | PEO [Member] | Change in Fair Value of Equity Awards granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (116,581)
PEO 2
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]					760,178	$ 6,419,153
PEO Actually Paid Compensation Amount	[6],[8]					$ 17,145,953	$ 17,892,910
PEO Name		Olivier Filliol					Olivier Filliol

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs were Shawn P. Vadala, Marc de La Guéronnière, and Gerhard Keller for all periods shown above. For 2020 and 2021, Peter Aggersbjerg, the Head of Divisions during those periods, was also an NEO. For 2022 and 2023, Richard Wong is also an NEO.
[2]	The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding the PEOs) for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our NEOs. The NEOs included for purposes of these calculations are described in footnote 4.
[3]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: SIC Code 3826 Index – Laboratory Analytical Instruments.
[4]	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
[5]	While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that non-GAAP earnings per share is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs (including the PEOs), for the most recently completed fiscal year, to company performance.
[6]	In 2021, the company had two Principal Executive Officers (PEO). Olivier Filliol (PEO – 2, in the table above) was the PEO until April 1, 2021, and during all prior periods shown. Patrick Kaltenbach (PEO – 1, in the table above) is the PEO since April 1, 2021.
[7]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our Principal Executive Officer(s) for each corresponding year in the “Total” column of the Summary Compensation Table.
[8]	The dollar amounts reported in column (c) represent the “Compensation Actually Paid” to the applicable PEO for the corresponding year. Compensation Actually Paid is calculated pursuant to the requirements of Item 402(v) of Regulation S-K, adjusting Summary Compensation Table totals to reflect equity award valuation changes at certain points over time. It does not reflect dollar amounts actually paid to our PEOs.